ADVANCED SERIES TRUST

AST AllianzGI World Trends Portfolio

AST Cohen & Steers Realty Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST Large-Cap Core Portfolio

AST MFS Global Equity Portfolio

AST MFS Growth Allocation Portfolio

AST MFS Growth Portfolio

AST MFS Large-Cap Value Portfolio

AST Mid-Cap Growth Portfolio

AST Western Asset Emerging Markets Debt Portfolio

Supplement dated June 22, 2020 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) for the above-listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's SAI.

A.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby modified to reflect the following information pertaining to the portfolios listed below, effective July 1, 2020:

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
AST Cohen & Steers Realty Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes
(such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.10% of the Portfolio's average daily net assets through
June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's
Board of Trustees.
AST Goldman Sachs Multi-Asset Portfolio	The Manager has contractually agreed to waive 0.132% of its
investment management fee through June 30, 2021. In addition, the
Manager has contractually agreed to waive a portion of its
investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes
(such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.910% of the Portfolio's average daily net assets through
June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's
Board of Trustees. The Manager has also contractually agreed to waive a portion of its investment management fee equal to the

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
management fee of any acquired fund managed or subadvised by
Goldman Sachs Asset Management, L.P.
AST Mid-Cap Growth Portfolio	The Manager has contractually agreed to waive 0.0047% of its investment management fee through June 30, 2021. In addition, the
Manager has contractually agreed to waive a portion of its
investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.05% of the Portfolio's average daily net assets through
June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's
Board of Trustees.
AST Western Asset Emerging Markets Debt	The Manager has contractually agreed to waive a portion of its
Portfolio	investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.07% of the Portfolio's average daily net assets through
June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's
Board of Trustees.

B.Amended Subadvisory Agreement with Allianz Global Investors U.S. LLC for the AST AllianzGI World Trends Portfolio and Additional Management Fee Waiver

The Board of Trustees of the Trust recently approved amending the subadvisory agreement among PGIM Investments LLC and AST Investment Services, Inc. (collectively, the Manager) with Allianz Global Investors U.S. LLC (AllianzGI) to reflect a new subadvisory fee schedule for the AST AllianzGI World Trends Portfolio (the AllianzGI Portfolio). In addition, the Manager has agreed to an additional management fee waiver for the AllianzGI Portfolio. These changes are expected to become effective July 1, 2020.

To reflect these changes, the SAI is hereby revised as follows, effective July 1, 2020:

I.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby revised by replacing information pertaining to the AllianzGI Portfolio with the information set forth below:

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
AST AllianzGI World Trends Portfolio	The Manager has contractually agreed to waive 0.029% of its
investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.018% of its
investment management fee through June 30, 2021. These
arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II.The table in Part I of the SAI entitled "Portfolio Subadvisers and Fee Rates" is hereby revised by replacing the information pertaining to AllianzGI for the AllianzGI Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser	Fee Rate
AST AllianzGI	Allianz Global	0.33% of average daily net assets to $500 million;
World Trends	Investors U.S. LLC	0.28% of average daily net assets over $500 million to $1 billion;
Portfolio		0.24% of average daily net assets over $1 billion to $2.5 billion;
0.18% of average daily net assets over $2.5 billion

C.Fee Aggregation for the AST Large-Cap Core Portfolio, AST MFS Global Equity Portfolio, AST MFS Growth Allocation Portfolio, AST MFS Growth Portfolio, AST MFS Large-Cap Value Portfolio and AST Mid-Cap Growth Portfolio

I.The section in Part I of the SAI entitled "Aggregation Notes to Subadviser Fee Rate Table" is hereby revised by replacing the information pertaining to the Massachusetts Financial Services Company with respect to the AST Large-Cap Core Portfolio, AST MFS Global Equity Portfolio, AST MFS Growth Allocation Portfolio, AST MFS Growth Portfolio, AST MFS Large-Cap Value Portfolio and AST Mid-Cap Growth Portfolio with the information set forth below:

MFS: MFS has agreed to a voluntary subadvisory fee waiver arrangement that applies across each of the following portfolios or sleeves of portfolios managed by MFS:

-AST Large-Cap Core Portfolio (sleeve managed by MFS)

-AST MFS Global Equity Portfolio

-AST MFS Growth Allocation Portfolio

-AST MFS Growth Portfolio

-AST MFS Large-Cap Value Portfolio

-AST Mid-Cap Growth Portfolio (sleeve managed by MFS)

MFS has agreed to voluntarily reduce the monthly subadvisory fees paid by ASTIS and/or PGIM Investments to MFS for each portfolio listed above (or the sleeve thereof subadvised by MFS) by the following percentages and with respect to the subadvisory fees otherwise payable on the incremental assets of the combined average daily net assets of the portfolios (or the sleeve thereof subadvised by MFS) that fall into the tiers listed below during any calendar month. To the extent the fee waiver is triggered for any particular calendar month, the resulting incremental discount will be applied pro rata across each of the portfolios (or the portion thereof subadvised by MFS).

Combined Average Daily Net Assets	Percentage Fee Waiver
First $5 billion	No Fee Reduction
Over $5 billion and up to $7.5 billion	5% Fee Reduction
Over $7.5 billion and up to $10 billion	7.5% Fee Reduction
Over $10 billion and up to $20 billion	10% Fee Reduction
Over $20 billion and up to $30 billion	15% Fee Reduction
Over $30 billion	20% Fee Reduction

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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